OTHER PAYABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Payables
	06/30/2018		12/31/2017
Provisions for indemnities payable		685,453		607,559
Third party consignment		47,753		35,293
Provision for asset decommissioning		17,052		16,716
Other (i)		464,374		392,832
Total		1,214,632		1,052,400
Current		438,509		469,214
Non-current		776,123		583,186

(i)	Impact of the adoption of ASC 606 in 2018.

	2017	2016
Provisions for indemnities payable (Note 27)	607,559	526,935
Payable for the acquisition of equity interest	—	342,086
Third party consignment	35,293	66,293
Provision for asset decommissioning	16,716	16,064
Other	392,832	452,082

Total	1,052,400	1,403,460

Current	469,214	527,144
Non-current	583,186	876,316